Condensed Financial Information of the Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 27,150	$ 4,203	¥ 162,391
Restricted cash	12,046	1,865	122,969
Short-term investments	68,575	10,615	287,585
Amounts due from subsidiaries	2,081,389	322,176
Total current assets	2,189,160	338,859	572,945
Non-current assets:
Long-term investment			872,756
Investments in subsidiaries, VIEs and VIEs’ subsidiaries			1,176,422
Total non-current assets			2,049,178
TOTAL ASSETS	2,189,160	338,859	2,622,123
Current liabilities:
Accrued expenses and other current liabilities	13,019	2,015
Long-term loan, current portion	400,932	62,060
Total current liabilities	413,951	64,075
Non-current liabilities:
Loss in excess of Investments in subsidiaries, VIEs and VIEs’ subsidiaries	5,934,617	918,614
Convertible Loan	226,114	35,000
Amounts due to subsidiaries	246,127	38,098	2,221,486
Total non-current liabilities	6,406,858	991,712	2,221,486
TOTAL LIABILITIES	6,820,809	1,055,787	2,221,486
Shareholder’ equity:
Additional paid-in capital	5,337,962	826,259	5,598,978
Treasury stock	(344)	(53)	(274,648)
Statutory reserves	16,427	2,543	12,270
Accumulated deficit	(10,078,429)	(1,560,033)	(5,035,172)
Accumulated other comprehensive income	92,693	14,350	99,167
Total shareholders’ equity	(4,631,649)	(716,928)	400,637
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,189,160	338,859	2,622,123
Class A Ordinary Shares
Shareholder’ equity:
Ordinary shares value	26	4	26
Class B Ordinary Shares
Shareholder’ equity:
Ordinary shares value	¥ 16	$ 2	¥ 16